Summary of Changes In Fair Value of Level 3 Investment Assets (Detail) (UK Plan, USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	$ 261.1	$ 236.0
Actual return on assets	13.1	22.1
Ending Balance	282.6	261.1
Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	10.4	10.3
Actual return on assets	1.2	0.1
Ending Balance	$ 11.6	$ 10.4